Equity (Details) - Schedule of Movements in Common Shares - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Schedule of Movements in Common Shares [Abstract]
Balance at beginning, Share		37,576,449	34,154,062
Balance at beginning, Amount		$ 375,764	$ 341,541
Share warrants exercised, Share			421,492
Share warrants exercised, Amount			$ 4,215
Balance at ending, Share		1,827,524	37,576,449
Balance at ending, Amount		$ 538,996	$ 375,764
Additional issue of common shares		16,102,811
Additional issue of common shares, Amount		$ 161,029
Total common shares		53,679,260
Total common shares, Amount		$ 536,794
Additional stock issued for employee incentive plan, Share		40,000,000
Additional stock issued for employee incentive plan, Amount
Total issued common shares (Before reverse stock split), Share		93,679,260
Total issued common shares (Before reverse stock split), Amount		$ 536,794
Total issued common shares (After reverse stock split), Share	[1]	1,607,349
Total issued common shares (After reverse stock split), Amount	[1]	$ 536,794
Additional issue of common shares, after reverse stock split, Share		220,175
Additional issue of common shares, after reverse stock split, Amount		$ 2,202
Issued during the year, Share			3,000,895
Issued during the year, Amount			$ 30,008

[1]	On February 5, 2024, the Company has announced a reverse stock split of its issued and outstanding ordinary shares, par value $0.01 per share at a ratio of 1-for-60 so that every 60 shares issued is combined to 1 share. As a result of the Reverse Split, the Company’s issued and outstanding ordinary shares was reduced from 93,679,260 shares to 1,561,309 shares. Further, the Company issued 46,040 ordinary shares to DTC as part of the reverse stock split, aggregating to 1,607,349 ordinary shares. The issuance of 46,040 ordinary shares to the Depository Trust Company (DTC) was part of a necessary procedural adjustment following the 1-for-60 reverse stock split. The reverse split was executed to meet the minimum bid price requirement for continued listing on the Nasdaq stock exchange and to enhance the perception of our stock’s value among investors. During the reverse stock split process, fractional shares were created due to the 1-for-60 ratio, which could not be issued to individual shareholders. To simplify shareholder accounts and facilitate smooth settlement and trading of the newly adjusted shares, we issued 46,040 ordinary shares directly to the DTC. These shares serve as an adjustment to reconcile the fractional shares and ensure that the post-split share count aligns accurately with DTC’s records for clearing and settlement purposes. The primary purpose of the reverse stock split was to bring the share price in line with Nasdaq’s minimum bid price requirement of $1.00 per share, thereby maintaining compliance and avoiding potential delisting. The split also aimed to reduce the number of outstanding shares, thereby improving the share price and potentially attracting a broader investor base. The issuance of these 46,040 ordinary shares was a necessary step to facilitate the operational and administrative processes of the reverse split, ensuring accurate reflection of the company’s post-split share count for trading and investor transactions.